Consolidated Schedule of Investments (unaudited)
June 30, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value
Private Equity Investments
Direct Investments — 57.3%(a)(b)(c)
Aerospace & Defense — 3.6%
Sierra Space Corp.
Series A Preferred Shares (Acquired 12/01/21, Cost: $1,581,754)	157,964	$ 1,646,368
Series B Preferred Shares (Acquired 09/22/23, Cost: $64,445)	5,768	60,117
Yellowstone Ultimate Holdings LP (Acquired 11/08/22, Cost: $5,095,482)	— (d)	6,866,549
		8,573,034
Automobile Components — 1.1%
PACP Carta Co-Invest, LP (Acquired 05/24/24, Cost: $2,749,728)	— (d)	2,672,362
Biotechnology — 1.5%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)	— (d)	3,667,826
Broadline Retail — 1.4%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)	74,536	2,810,007
Series A1 Preferred Shares (Acquired 04/16/21, Cost: $595,026)	13,033	491,344
Series B Preferred Shares (Acquired 04/16/21, Cost: $94,643)	2,073	78,152
		3,379,503
Chemicals — 2.4%
PSP AGFS Co-Investment Fund III, LP (Acquired 11/22/23, Cost: $5,658,841)	— (d)	5,805,592
Commercial Services & Supplies — 1.6%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,786,032)(e)	— (d)	1,881,658
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	— (d)	1,806,934
		3,688,592
Consumer Finance — 1.4%
Campus Co-Investment, LP (Acquired 03/12/24, Cost: $2,605,632)	— (d)	3,219,659
Diversified Consumer Services — 1.8%
TPG Eternal Co-Invest II, LP (Acquired 11/14/23, Cost: $4,099,257)(e)	— (d)	4,346,554
Entertainment — 3.5%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)	— (d)	4,170,340
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,956)	— (d)	4,300,000
		8,470,340
Security		Shares/ Par (000)	Value
Food Products — 1.4%
IK IX Luxco 15 Sàrl
Interest Free Shareholder Loan (Acquired 10/20/23, Cost: $15,716)	EUR	15	$ 15,959
Preference Shares (Acquired 10/20/23, Cost: $2,753,351)		261,065	3,340,359
			3,356,318
Health Care Equipment & Supplies — 0.3%
Chiaro Technology Ltd.
Class C Ordinary Shares (Acquired 07/28/21, Cost: $2,033,806)		295,449	557,780
Class CC Ordinary Shares (Acquired 10/25/22, Cost: $221,729)		39,792	75,160
			632,940
Health Care Providers & Services — 9.8%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)		— (d)	1,044,560
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,183,687)		— (d)	3,185,830
Charme - Animalia Coinvestment Fund (Acquired 06/27/24, Cost: $3,528,412)		— (d)	3,527,525
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $2,035,590)		— (d)	2,971,306
Romulus Intermediate Holdings 1, Inc., Series A Preferred Shares (Acquired 11/15/23, Cost: $11,760,000)		12,000	12,746,944
			23,476,165
Health Care Technology — 6.1%
Thirty Madison, Inc.
Promissory Note, 2.37%, 07/15/24 (Acquired 08/12/22, Cost: $1,429,433)(f)	USD	2,038	1,257,483
Warrant, expires 07/15/24, Strike Price USD 0.01 (Acquired 08/12/22, Cost: $608,808)		1	959,277
VCF Compass Co-Investor Holdings LP (Acquired 04/25/24, Cost: $12,435,738)		— (d)	12,429,050
			14,645,810
Household Durables — 0.9%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)		— (d)	2,071,890
IT Services — 3.1%
OwnBackup Ltd.
Ordinary Shares (Acquired 07/23/21, Cost: $1,022,514)		91,427	876,135
Series A Preferred Shares (Acquired 07/23/21, Cost: $816,170)		72,977	699,330
Series A1 Preferred Shares (Acquired 07/23/21, Cost: $19,896)		1,779	17,048
Series B1 Preferred Shares (Acquired 07/23/21, Cost: $75,424)		6,744	64,627
Series C Preferred Shares (Acquired 07/23/21, Cost: $48,192)		4,309	41,293
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Par (000)	Value
IT Services (continued)
OwnBackup Ltd. (continued)
Series C1 Preferred Shares (Acquired 07/23/21, Cost: $17,805)	1,592	$ 15,256
Vestar Capital Partners Rainforest, LP (Acquired 04/09/24, Cost: $5,687,346)	— (d)	5,600,000
		7,313,689
Personal Care Products — 1.8%
Bluegem III Co-Invest A, SCSp (Acquired 06/26/24, Cost: $1,090,808)	— (d)	1,090,240
PAI MMF Master Sàrl SICAV-RAIF (Acquired 06/18/24, Cost: $3,301,227)	— (d)	3,289,354
		4,379,594
Software — 14.4%
16057349 Canada, Inc., Series F-1 Preferred Shares (Acquired 06/18/24, Cost: $3,340,572)	95,986	3,340,572
Acronis AG, Series E Preferred Shares (Acquired 04/06/22, Cost: $1,687,277)	20,378	1,974,757
BCP VI Central Co-Invest LP (Acquired 07/05/23, Cost: $7,884,232)	— (d)	14,314,277
Ecovadis S.A.S.
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)	6,350	2,381,174
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)	2,380	892,472
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)	780	292,492
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,719,347)	84,056	1,584,754
Motive with Co-Investment, LP (Acquired 05/31/24, Cost: $3,796,201)	— (d)	3,784,661
Project CS Co-Invest Fund, LP (Acquired 02/24/23, Cost: $2,855,323)	— (d)	3,352,843
Stripe, Inc., Series I Preferred Shares (Acquired 03/20/23, Cost: $1,962,273)	97,460	2,631,420
		34,549,422
Transportation Infrastructure — 1.2%
BW Phoenix Co-Invest, LP (Acquired 05/17/24, Cost: $2,932,950)	— (d)	2,932,950
Total Direct Investments — 57.3%		137,182,240

	Shares
Primary Investments — 0.5%(a)(c)
Diversified — 0.5%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $167,985)(b)(g)	— (d)	163,842
Providence Equity Partners IX-A S.C.Sp. (Acquired 01/26/24, Cost: $1,068,543)	— (d)	1,097,145
Total Primary Investments — 0.5%		1,260,987
Secondary Investments — 25.8%(a)(c)
Commercial Services & Supplies(b) — 0.5%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $307,816)	— (d)	522,446
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)	— (d)	557,929
		1,080,375
Security	Shares	Value
Diversified — 15.7%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,953,132)(b)	— (d)	$ 2,621,206
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,503,102)(b)(g)	— (d)	1,486,765
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $2,016,077)(b)	— (d)	2,002,886
Palladium Equity Partners IV CF LP (Acquired 12/12/23, Cost: $5,235,227)(b)	— (d)	8,646,763
Pamlico Capital III Continuation Fund, LP (Acquired 01/27/23, Cost: $3,074,708)(b)	— (d)	4,032,600
Providence Equity Partners VII LP (Acquired 09/28/23, Cost: $4,368,458)	— (d)	4,633,840
Providence Equity Partners VII-A LP (Acquired 09/28/23, Cost: $4,544,277)	— (d)	4,816,204
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,772,254)	— (d)	4,065,846
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $2,607,382)(b)	— (d)	5,188,033
		37,494,143
Electronic Equipment, Instruments & Components — 1.7%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,704,272)(b)	— (d)	4,065,646
Energy Equipment & Services — 0.0%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $72,623)	— (d)	92,820
Food Products — 3.3%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $3,038,498)(b)	— (d)	4,188,737
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,136,994)	— (d)	3,798,856
		7,987,593
Health Care Providers & Services — 3.1%
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $5,018,164)(b)	— (d)	7,451,818
Trading Companies & Distributors — 1.5%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,413,347)(b)	— (d)	3,638,460
Total Secondary Investments — 25.8%		61,810,855
Total Private Equity Investments — 83.6% (Cost: $172,241,917)		200,254,082

	Par (000)
Asset-Backed Securities
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/22/34(h)(i)	$1,000	1,003,253
CIFC Funding Ltd., Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 10/15/34(h)(i)	1,000	1,002,080
Elmwood CLO IX Ltd., Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 07/20/34(h)(i)	1,000	1,001,100
Flatiron CLO Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 7.20%, 05/20/36(h)(i)	1,000	1,004,191
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.92%, 04/22/37(h)(i)	1,000	1,008,530
Madison Park Funding XLV Ltd., Series 2020-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/34(h)(i)	1,000	1,003,754

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXXII Ltd., Series 2018-32A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/22/31(h)(i)	$980	$ 980,842
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 43A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 07/17/35(h)(i)	1,000	1,001,509
Palmer Square CLO Ltd., Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.97%, 11/15/36(h)(i)	1,000	1,007,121
Sycamore Tree CLO Ltd.(h)(i)
Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.65%), 6.97%, 04/20/37	1,000	1,007,099
Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.74%, 04/20/36	1,000	1,000,613
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 7.57%, 04/20/36	1,000	1,008,096
Warwick Capital CLO Ltd., Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.80%), 8.12%, 10/20/36(h)(i)	1,000	1,009,958
Total Asset-Backed Securities — 5.4% (Cost: $12,891,572)		13,038,146
Corporate Bonds
Banks(h) — 2.4%
Danske Bank A/S, (1-year CMT + 2.10%), 6.47%, 01/09/26(i)	2,000	2,005,385
Goldman Sachs Group, Inc., (1-day SOFR + 1.08%), 5.80%, 08/10/26	2,500	2,501,045
UBS Group AG, (1-year CMT + 1.60%), 6.33%, 12/22/27(i)	1,250	1,270,787
		5,777,217
Building Materials — 0.1%
Standard Industries, Inc., 4.75%, 01/15/28(i)	324	308,284
Commercial Services & Supplies — 0.2%
Block, Inc., 2.75%, 06/01/26	210	198,365
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26(i)	191	189,549
United Rentals North America, Inc., 6.00%, 12/15/29(i)	132	132,583
		520,497
Consumer Staples Distribution & Retail(i) — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28	137	135,409
Lamb Weston Holdings, Inc., 4.13%, 01/31/30	133	120,778
		256,187
Diversified Consumer Services — 0.1%
Match Group Holdings II LLC, 4.63%, 06/01/28(i)	333	311,595
Diversified REITs — 0.1%
SBA Communications Corp., 3.13%, 02/01/29	225	200,598
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., 11.00%, 11/15/29(i)	7	7,833
Electric Utilities(i) — 0.2%
Clearway Energy Operating LLC, 4.75%, 03/15/28	347	331,567
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28	163	150,876
		482,443
Security	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
Sensata Technologies BV, 5.00%, 10/01/25(i)	$277	$ 279,275
Financial Services — 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(i)	154	143,819
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28(i)	163	155,111
Health Care Providers & Services — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(i)	208	204,084
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(i)	81	75,962
IT Services — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(i)	118	115,538
Machinery — 0.1%
Regal Rexnord Corp., 6.05%, 04/15/28	135	136,622
Media(i) — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	291	272,053
Sirius XM Radio, Inc., 5.00%, 08/01/27	148	141,669
		413,722
Metals & Mining(i) — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	215	210,198
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29	165	165,367
Novelis Corp., 3.25%, 11/15/26	209	196,670
		572,235
Oil, Gas & Consumable Fuels — 0.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(i)	25	24,798
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(i)	45	44,268
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 4.75%, 04/15/29(i)	218	208,573
Software — 0.0%
Clarivate Science Holdings Corp., 3.88%, 07/01/28(i)	82	76,160
Specialized REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29(i)	162	164,850
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 8.25%, 12/15/29	150	160,875
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 4.88%, 05/15/26(i)	119	116,418
Total Corporate Bonds — 4.5% (Cost: $10,842,477)		10,756,964
Floating Rate Loan Interests(h)
Aerospace & Defense — 0.1%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30	49	48,692
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 11/05/28	$69	$ 69,848
TransDigm, Inc., 2023 Term Loan J, 02/28/31(j)	210	210,262
		328,802
Automobile Components — 0.1%
Allison Transmission, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 03/13/31	48	48,511
Clarios Global LP, 2024 USD Term Loan B, 05/06/30(j)	97	97,770
		146,281
Broadline Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28	26	26,030
Sally Holdings LLC, 2024 Term Loan B, 02/28/30(j)	39	38,440
		64,470
Building Materials — 0.1%
Emrld Borrower LP, 2024 Term Loan B, 06/18/31(j)	42	41,895
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/02/29(a)	48	48,033
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29	42	42,157
		132,085
Building Products — 0.2%
Advanced Drainage Systems, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 07/31/26	53	52,768
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 05/19/28	154	153,936
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29	45	45,224
Emerald Debt Merger Sub LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30	109	109,390
JELD-WEN, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 07/28/28	50	50,351
		411,669
Capital Markets — 0.0%
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/27	19	18,738
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26	73	73,689
		92,427
Chemicals — 0.2%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29	79	79,395
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.60%, 06/12/31	85	85,213
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/18/30	67	67,621
Security	Par (000)	Value
Chemicals (continued)
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 02/15/30	$26	$ 25,725
INEOS Enterprises Holdings U.S. Finco LLC, 2023 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR + 3.85%), 9.20%, 07/08/30	60	59,875
INEOS U.S. Finance LLC
2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 11/08/28	98	97,521
2023 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.35%), 8.60%, 02/18/30	58	57,177
		472,527
Commercial Services & Supplies — 0.2%
Boost Newco Borrower LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31	144	143,980
GFL Enviromental, Inc., 2024 Term Loan B, 06/27/31(a)(j)	62	62,000
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28	32	31,914
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30	54	53,813
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31	52	51,567
		343,274
Communications Equipment — 0.1%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 10/24/30	91	91,645
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30	10	8,813
		100,458
Construction & Engineering — 0.0%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.88%), 7.22%, 04/17/31	61	61,318
Construction Materials — 0.1%
Gates Corp., 2024 Term Loan B5, 06/04/31(j)	98	98,061
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/19/29	84	83,577
		181,638
Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 02/03/29	87	86,869
U.S. Foods, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 09/13/26	140	140,797
		227,666
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.71%, 11/24/28	135	134,424
Hoya Midco LLC, 2022 Term Loan, 02/03/29(j)	20	20,000
		154,424

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services — 0.0%
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29	$14	$ 13,805
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30	14	13,833
		27,638
Electric Utilities — 0.0%
NRG Energy, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/16/31	85	84,745
Electronic Equipment, Instruments & Components — 0.0%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 06/20/31(a)	36	35,955
Entertainment — 0.2%
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/29	22	22,540
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30	86	85,933
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28	97	96,513
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26	97	97,344
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/24/31	191	191,090
		493,420
Environmental, Maintenance & Security Service — 0.1%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28	116	116,986
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28	75	74,528
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 11/30/28	6	5,711
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28	51	51,348
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 11/30/28	3	2,806
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27	36	36,324
		287,703
Financial Services — 0.3%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, 12/21/28(j)	105	105,919
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.84%, 10/30/26	63	63,095
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28	101	100,621
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 09/01/28	28	26,576
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31	53	52,917
Security	Par (000)	Value
Financial Services (continued)
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25	$136	$ 135,878
WEX, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 03/31/28	117	117,117
		602,123
Food Products — 0.2%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30	159	159,108
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/10/26	10	9,793
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27	138	138,411
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29	48	47,912
		355,224
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27	142	140,687
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31	86	85,881
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30	72	72,069
		298,637
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.44%, 11/08/27	73	73,734
Health Care Providers & Services — 0.0%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28	35	35,251
Concentra Health Services, Inc., Term Loan B, 06/26/31(a)(j)	7	6,991
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28	37	36,523
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28	9	9,243
		88,008
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30	59	58,882
Hotels, Restaurants & Leisure — 0.6%
1011778 B.C. Unlimited Liability Company, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30	155	154,706
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31	67	67,189
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30	149	148,860
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27	22	22,197
Cedar Fair LP, 2024 Term Loan B, 05/01/31(j)	22	21,931
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.44%, 03/17/28	$74	$ 73,788
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/25/30	49	48,725
Four Seasons Hotels Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29	79	79,314
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30	201	200,220
Light & Wonder International, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29	105	104,918
2024 Term Loan B2, , 04/14/29(j)	4	4,000
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 05/03/29	95	95,425
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/25/28	73	73,240
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31	114	113,583
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30	183	182,788
		1,390,884
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30	82	81,293
IT Services — 0.1%
ASGN, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 08/30/30	12	11,917
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/31/31	63	62,921
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29	141	141,136
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/30/31	29	28,962
World Wide Technology Holding Co. LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.85%), 8.18%, 03/01/30(a)	35	35,700
		280,636
Machinery — 0.1%
Doosan Bobcat North America, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.93%, 04/20/29	63	63,111
Gates Corp., 2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 11/16/29	74	73,684
Generac Power Systems, Inc., 2019 Term Loan B, (1- mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26	33	33,242
Security	Par (000)	Value
Machinery (continued)
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 03/02/27	$74	$ 74,109
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.46%, 10/04/28	48	48,540
		292,686
Media — 0.0%
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30	36	35,249
Midcontinent Communications, 2019 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 08/15/26(a)	22	21,749
		56,998
Oil, Gas & Consumable Fuels — 0.1%
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/04/30	29	29,399
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 01/31/28	64	63,624
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28	81	81,125
WhiteWater DBR HoldCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/03/31	27	27,017
Whitewater Whistler Holdings LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.63%, 02/15/30	76	75,885
		277,050
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.19%, 09/07/27	94	93,922
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28	34	35,493
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31	82	81,820
American Airlines, Inc., 2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29	41	40,898
United Airlines, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 02/22/31	98	97,842
		256,053
Personal Care Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 7.46%, 07/03/28	28	28,336
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27	176	175,451

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B, 05/05/28(j)	$39	$ 38,999
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 05/05/28	132	131,974
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/27/28	53	53,399
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31	56	55,729
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 04/20/29	75	74,409
		529,961
Professional Services — 0.3%
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31(a)	63	63,079
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29	103	102,742
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 04/28/28	183	182,605
Trans Union LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.19%, 06/24/31	234	233,983
		582,409
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 08/21/25	2	2,310
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30(a)	16	16,040
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.34%, 01/31/30(a)	59	58,593
		76,943
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29	24	23,554
MKS Instruments, Inc.
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/17/29	101	100,991
2024 USD Term Loan B, 08/17/29(j)	36	36,000
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.85%, 12/02/28	69	68,909
		229,454
Software — 0.2%
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.09%, 09/12/29	122	121,027
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28	171	170,879
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31	60	60,525
		352,431
Security	Par (000)	Value
Specialty Retail — 0.1%
Leslie’s Poolmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 03/09/28	$92	$ 91,002
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28	98	97,801
		188,803
Technology Hardware, Storage & Peripherals — 0.1%
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 08/31/28	170	169,974
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 02/20/29	65	65,765
Trading Companies & Distributors — 0.1%
Core & Main LP, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31	84	83,918
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/12/30	129	129,128
SiteOne Landscape Supply Holding LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.46%, 03/23/28(a)	73	73,306
		286,352
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/25/31	120	120,243
Total Floating Rate Loan Interests — 4.4% (Cost: $10,466,442)		10,483,301
Total Long-Term Investments — 97.9% (Cost: $206,442,408)		234,532,493

	Shares
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(k)(l)	3,980,613	3,980,613
Total Short-Term Securities — 1.7% (Cost: $3,980,613)		3,980,613
Total Investments — 99.6% (Cost: $210,423,021)		238,513,106
Other Assets Less Liabilities — 0.4%		928,221
Net Assets — 100.0%		$ 239,441,327

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $200,254,082, representing 83.6% of its net assets as of period end, and an original cost of $172,241,917.

(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)	Convertible security.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund

(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,225,782	$ 2,754,831 (a)	$ —	$ —	$ —	$ 3,980,613	3,980,613	$ 74,640	$ —

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DoubleVerify Holdings, Inc.	At Termination	1-Day SOFR minus 0.05%, 5.33%	At Termination	BNP Paribas SA	N/A	07/15/24	USD	993	$ 561,616	$ —	$ 561,616
Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	1-Day SOFR minus 0.05%, 5.33%	At Termination	BNP Paribas SA	N/A	07/15/24	USD	1,567	906,064	—	906,064
Topgolf Callaway Brands Corp.	At Termination	1-Day SOFR minus 0.05%, 5.33%	At Termination	BNP Paribas SA	N/A	07/15/24	USD	648	196,778	—	196,778
DoubleVerify Holdings, Inc.	At Termination	1-Day SOFR minus 0.05%, 5.33%	At Termination	BNP Paribas SA	N/A	08/21/24	USD	133	60,170	—	60,170
Topgolf Callaway Brands Corp.	At Termination	1-Day SOFR minus 0.05%, 5.33%	At Termination	BNP Paribas SA	N/A	08/21/24	USD	265	27,932	—	27,932
									$ 1,752,560	$ —	$ 1,752,560
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$ —	$ —	$ 137,182,240	$ 137,182,240
Primary Investments	—	—	1,260,987	1,260,987
Secondary Investments	—	—	61,810,855	61,810,855
Asset-Backed Securities	—	13,038,146	—	13,038,146
Corporate Bonds	—	10,756,964	—	10,756,964
Floating Rate Loan Interests	—	10,061,855	421,446	10,483,301
Short-Term Securities
Money Market Funds	3,980,613	—	—	3,980,613
	$3,980,613	$33,856,965	$200,675,528	$238,513,106
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 846,496	$ —	$ 846,496
Interest Rate Contracts	—	906,064	—	906,064
	$—	$1,752,560	$—	$1,752,560

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Total
Assets
Opening balance, as of March 31, 2024	$ 98,645,279	$ 740,863	$ 60,050,699	$ 275,724	$ 159,712,565
Transfers into Level 3	—	—	—	62,882	62,882
Transfers out of Level 3	—	—	—	(80,067)	(80,067)
Accrued discounts/premiums	—	—	—	(12)	(12)
Net realized gain (loss)	—	—	—	370	370
Net change in unrealized appreciation (depreciation)(a)	(493,748)	192,135	2,023,491	(355)	1,721,523
Purchases	39,030,709	588,056	505,060	183,321	40,307,146
Sales	—	(260,067)	(768,395)	(20,417)	(1,048,879)
Closing balance, as of June 30, 2024	$ 137,182,240	$ 1,260,987	$ 61,810,855	$ 421,446	$ 200,675,528
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(a)	$ (493,748)	$ 192,135	$ 2,023,491	$ 36	$ 1,721,914

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Private Investments Fund

unadjusted third-party pricing information in the amount of $421,446. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Direct Investments(b)	$137,182,240	Market	EBITDA Multiple	3.75x - 24.51x	13.10x
			EBIT Multiple	11.50x	—
			Revenue Multiple	0.18x - 16.00x	8.12x
			Volatility	15% - 60%	44%
			Time to Exit	1.0 - 2.0 years	1.5 years
			Liquidity Discount	10%	—
			Book Value Multiple	3.04x	—
		Income	Yield	91%	—
			Discount	16%	—

Primary Investments	1,260,987	Market	Market Adjustment Factor	1.01x - 1.05x	1.02x

Secondary Investments	61,810,855	Market	Market Adjustment Factor	0.98x - 1.03x	1.01x

	$200,254,082

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of it’s Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $11,247,691 as of June 30, 2024

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate